EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Opening balance			$ 455
Share of net loss	$ 1	$ (1)	(1)	$ 1
Share of other comprehensive income			1
Dividends received			(2)
Foreign exchange translation and other			1
Ending balance	$ 454		$ 454